Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net earnings									$ 107,517	$ 88,002	$ 95,274
Weighted average shares									63,584	62,499	62,576
Basic earnings per common share	$ 0.44	$ 0.39	$ 0.45	$ 0.41	$ 0.44	$ 0.48	$ 0.15	$ 0.34	$ 1.69	$ 1.41	$ 1.52
Net earnings									$ 107,517	$ 88,002	$ 95,274
Weighted average shares									63,584	62,499	62,576
Dilutive effect of common stock equivalents									2,220	2,634	1,931
Diluted weighted average common shares									65,804	65,133	64,507
Diluted earnings per common share	$ 0.43	$ 0.38	$ 0.44	$ 0.40	$ 0.42	$ 0.45	$ 0.15	$ 0.32	$ 1.63	$ 1.35	$ 1.48